UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

j.p. morgan acceptance corporation ii

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001142786

J.P. Morgan Seasoned Mortgage Trust 2024-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Amie Davis, (212) 623-7441

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

In addition, this Form ABS-15G is supplemented by the Form ABS-15G filed by J.P. Morgan Acceptance Corporation II with Accession Number: 0000905148-16-001792 (the “JPMMT 2016-2 Prior Filing”), the Form ABS-15G filed with Accession Number: 0000905148-16-002117 (the “JPMMT 2016-5 Prior Filing”), the Form ABS-15G filed with Accession Number: 0000905148-18-000839 (the “JPMMT 2018-LTV1 Prior Filing”), and the Form ABS-15G filed with Accession Number: 0000905148-19-000520 (the “JPMMT 2019-3 Filing,” and together with the JPMMT 2016-2 Prior Filing, the JPMMT 2016-5 Prior Filing, and the JPMMT 2018-LTV1 Prior Filing, the “Prior Filings”). The Prior Filings provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the JPMMT 2016-2, JPMMT 2016-5, JPMMT 2018-LTV1 and JPMMT 2019-3 transactions (“Prior Transactions”). The Prior Filings for the Prior Transactions are incorporated by reference solely to the extent they relate to such mortgage loans that were included in the Prior Transactions and will be included in the JPMSMT 2024-1 transaction, as further detailed below:

Prior Transactions	Investor Loan Number / Previously Securitized Mortgage Loan ID
JPMMT 2016-2	300166346, 300169722, 300000255, 300169910, 300169749, 300097751, 300169688, 300166135, 300169948, 300169747, 300169691, 300169857, 300169836, 300097680, 300097737, 300166238, 300166380, 300169748, 300169640, 300169648, 300097760, 300166170, 300169880, 300169636, 300166173, 300166145, 300000039, 300169919, 300169627, 300169746, 300169798, 300169737, 300169806, 300097676, 300166383, 300166361
JPMMT 2016-5	300211106, 300211327, 300210956, 300211285, 300211169, 300211178, 300211119, 300211061, 300211066, 300153358, 300211111, 300211189, 300211216, 300210949, 300211279, 300211117, 300211039, 300210990, 300211180, 300211173, 300210971, 300211035, 300211133, 300225134, 300211309, 300211143, 300041131, 300211209, 300211055, 300210932, 300006539, 300169872, 300041036, 300006527
JPMMT 2018-LTV1	300855992, 300801608
JPMMT 2019-3	301073056

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Form ABS Due Diligence-15E
99.2	AMC Data Compare
99.3	AMC Exception Report
99.4	AMC Rating Agency Grades
99.5	AMC Valuation Summary
99.6	AMC Title Diligence Summary
99.7	AMC Title Diligence Exceptions Report
99.8	Legacy Unfiled Allonhill Diligence Report for 2013 Mortgage Loans
99.9	Legacy Unfiled AMC Diligence Report for 2013 Mortgage Loans
99.10	Key for Additional Mortgage Loans with Legacy Unfiled AMC Diligence from 2013 (“2013 Mortgage Loans”)
99.11	JPMorgan Diligence Report 1 of 2 for 2013 Mortgage Loans
99.12	JPMorgan Diligence Report 2 of 2 for 2013 Mortgage Loans

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

J.P. morgan acceptance corporation ii

(Depositor)

Date: November 20, 2024		/s/ Michael Brown
	Name:	Michael Brown
	Title:	Chief Executive Officer (Senior Officer in charge of securitization)